UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:               December 31, 2002
                                                            -------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia              January 31, 2003
---------------------    ----------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     103
                                        -------------

Form 13F Information Table Value Total: $   188,341
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----

AGNICO-EAGLE MINES              COM              008474108      1,557  104,800   SH         Sole                104800
ALCATEL                         COM              013904305      1,233  277,600   SH         Sole                277600
ALLIANT TECHSYSTEMS             COM              018804104      1,733   27,800   SH         Sole                 27800
ALLSTATE CORP.                  COM              020002101        296    8,000   SH         Sole                  8000
AMERICAN TOWER CORP             COM              029912201      1,165  329,900   SH         Sole                329900
AMGEN INC                       COM              031162100        242    5,000   SH         Sole                  5000
AT&T CORP                       COM              001957505      4,000  153,200   SH         Sole                153200
AVANEX CORP.                    COM              05348w109        357  350,000   SH         Sole                350000
BERKSHIRE HATHAWAY CL.B         COM              084670207        485      200   SH         Sole                   200
BIOTECH HOLDERS TRUST           COM              09067d201      3,661   43,300   SH         Sole                 43300
BOSTON SCIENTIFIC CORP.         COM              101137107        264    6,200   SH         Sole                  6200
BROADCOM CORP CL A              COM              111320107      1,657  110,000   SH         Sole                110000
CISCO SYS INC COM               COM              17275R102        262   20,000   SH         Sole                 20000
CITRIX SYSTEMS, INC.            COM              177376100      2,710  220,000   SH         Sole                220000
COACH, INC.                     COM              189754104        563   17,100   SH         Sole                 17100
COCA COLA CO COM                COM              191216100      2,205   50,300   SH         Sole                 50300
COOPER CAMERON CORP.            COM              216640102      4,768   95,700   SH         Sole                 95700
DOVER CORP.                     COM              260003108        262    9,000   SH         Sole                  9000
E TRADE GROUP INC.              COM              269246104        990  203,800   SH         Sole                203800
ECHOSTAR COMMUNICATIONS         COM              278762109        890   40,000   SH         Sole                 40000
ENSCO INTERNATIONAL INC.        COM              26874q100      3,357  114,000   SH         Sole                114000
EXXON MOBIL CORP.               COM              30231G102        385   11,008   SH         Sole                 11008
FINANCIALS SELECT SECTOR SPDR   COM              81369y605      4,371  198,700   SH         Sole                198700
FOREST LABS INC.                COM              345838106        295    3,000   SH         Sole                  3000
GAP, INC.                       COM              364760108      2,328  150,000   SH         Sole                150000
GEN-PROBE INC.                  COM              36866t103      4,510  189,500   SH         Sole                189500
GENZYME CORP.                   COM              372917104      2,664   90,100   SH         Sole                 90100
GLOBAL SANTAFE CORP.            COM              g3930e101        812   33,400   SH         Sole                 33400
HARSCO CORP.                    COM              415864107        287    9,000   SH         Sole                  9000
IDT CORP.                       COM              448947101        493   28,500   SH         Sole                 28500
ILLINOIS TOOL WORKS             COM              452308109        214    3,300   SH         Sole                  3300
INFOSPACE.COM INC               COM              45678T201        916  108,400   SH         Sole                108400
INKINE PHARMACEUTICAL           COM              457214104        472  289,800   SH         Sole                289800
INTL. GAME TECHNOLOGY           COM              459902102        251    3,300   SH         Sole                  3300
INTUIT INC                      COM              461202103      2,534   54,000   SH         Sole                 54000
ISHARES S&P SMALLCAP 600        COM              464287804     13,643  140,000   SH         Sole                140000
JOHNSON & JOHNSON               COM              478160104      2,637   49,100   SH         Sole                 49100
LEAPFROG ENTERPRISES INC.       COM              52186n106      1,368   54,400   SH         Sole                 54400
LEVEL 3 COMMUNICATIONS          COM              52729n100        279   57,000   SH         Sole                 57000
LOCKHEED MARTIN                 COM              539830109      2,512   43,500   SH         Sole                 43500
MANTECH INT'L                   COM              564563104      1,669   87,500   SH         Sole                 87500
MEDTRONIC INC                   COM              585055106        228    5,000   SH         Sole                  5000
MERCK & CO. INC.                COM              589331107        283    5,000   SH         Sole                  5000
MERIDIAN GOLD, INC.             COM              589975101      1,685   95,600   SH         Sole                 95600
MICROSOFT CORP                  COM              594918104        362    7,000   SH         Sole                  7000
NABORS INDUSTRIES LTD.          COM              g6359f103      1,975   56,000   SH         Sole                 56000
NASDAQ 100                      COM              631100104      8,532  350,100   SH         Sole                350100
NEKTAR THERAPUTICS              COM              640268108      1,453  179,800   SH         Sole                179800
NETSCREEN TECHNOLOGIES          COM              64117v107      1,825  108,400   SH         Sole                108400
NEWMONT MINING CORP.            COM              651639106      5,307  182,800   SH         Sole                182800
NISSAN MOTOR CO.                COM              654744408        154   10,000   SH         Sole                 10000
NOKIA CORP SPONSORED ADR        COM              654902204        175   11,300   SH         Sole                 11300
NORTHROP GRUMMAN CORP           COM              666807102      1,474   15,200   SH         Sole                 15200
ORACLE CORP                     COM              68389X105      4,428  410,000   SH         Sole                410000
PEPCO HOLDINGS, INC.            COM              713291102        271   14,000   SH         Sole                 14000
PFIZER INC COM                  COM              717081103      2,895   94,700   SH         Sole                 94700
PHARMACEUTICAL HOLDERS TRUST    COM              71712a206      2,141   28,900   SH         Sole                 28900
PLACER DOME, INC.               COM              725906101        131   11,400   SH         Sole                 11400
POLYCOM INC.                    COM              73172k104      1,238  130,000   SH         Sole                130000
PPL CORP.                       COM              69351t106        277    8,000   SH         Sole                  8000
REPUBLIC SERVICES               COM              760759100      6,107  291,100   SH         Sole                291100
S&P 500 DEPOSITARY RECEIPT      COM              78462f103     17,161  194,500   SH         Sole                194500
SAP AG SPONSORED ADR            COM              803054204        610   31,300   SH         Sole                 31300
SARA LEE CORP.                  COM              803111103      1,008   44,800   SH         Sole                 44800
TECHNOLOGY SELECT SECTOR SPDR   COM              81369y803      6,019  406,700   SH         Sole                406700
TELECOM HOLDERS TRUST           COM              87927p200        779   29,000   SH         Sole                 29000
TEVA PHARMACEUTICAL ADR         COM              881624209        255    6,600   SH         Sole                  6600
THE NEW JM SMUCKER CO.          COM              832696405        281    7,070   SH         Sole                  7070
WALT DISNEY                     COM              254687106        179   11,000   SH         Sole                 11000
WASHINGTON POST CL B            COM              939640108        332      450   SH         Sole                   450
WEB MD                          COM              94769m105      1,276  149,200   SH         Sole                149200
WEIGHT WATCHERS INTL INC        COM              948626106      1,604   34,900   SH         Sole                 34900
iSHARES RUSSELL 2000            COM              464287655     23,979  316,300   SH         Sole                316300
iSHARES S&P 500 INDEX FUND      COM              464287200      2,650   30,000   SH         Sole                 30000
ACAS PUTS 5/17/03 20.00         PUT              0249378qd        487    1,805   SH  PUT    Sole                  1805
ACF PUT 2/22/03 10.00           PUT              03060r8nb      1,102    4,590   SH  PUT    Sole                  4590
ACF PUT 5/17/03 10.00           PUT              03060r8qb        677    1,991   SH  PUT    Sole                  1991
ACF PUT 5/17/03 7.50            PUT              03060r8qu        457    3,049   SH  PUT    Sole                  3049
ALD PUT 5/17/03 22.5            PUT              01903q8qx        321    1,107   SH  PUT    Sole                  1107
BVF PUTS 7/19/03 30.00          PUT              09067j8sf        384      610   SH  PUT    Sole                   610
BZH PUTS 5/17/03 60.00          PUT              07556q8ql        532      710   SH  PUT    Sole                   710
CD PUTS 5/17/03 12.50           PUT              1513138qv        676    2,551   SH  PUT    Sole                  2551
CDWC PUT 4/19/03 50.00          PUT              1251298pj        396      440   SH  PUT    Sole                   440
COF PUT 1/17/04 25.00           PUT              14041j8me        694    1,261   SH  PUT    Sole                  1261
COF PUTS 3/22/03 35.00          PUT              14040h8og        540      794   SH  PUT    Sole                   794
EK PUT 1/17/04 35.00            PUT              2774638mg        227      420   SH  PUT    Sole                   420
EP PUTS 1/18/03 15.00           PUT              28336l8mc        398      485   SH  PUT    Sole                   485
FNM PUT 3/22/03 65.00           PUT              31358680m        558    1,396   SH  PUT    Sole                  1396
GM PUT 1/17/04 35.00            PUT              37044t8mg        540      900   SH  PUT    Sole                   900
GT PUT 1/18/03 15.00            PUT              3825508mc        546      674   SH  PUT    Sole                   674
GT PUT 4/16/03 15.00            PUT              3825508pc        445      543   SH  PUT    Sole                   543
JPM PUT 1/17/04 20.00           PUT              61688j8md        851    2,744   SH  PUT    Sole                  2744
KRB PUT 3/22/03 20.00           PUT              55262l80d        484    2,422   SH  PUT    Sole                  2422
NLS PUT 1/17/04 15.00           PUT              25457l8mc        260      565   SH  PUT    Sole                   565
NLS PUT 4/19/03 15.00           PUT              63910b8pc        704    2,199   SH  PUT    Sole                  2199
OCA PUT 6/21/03 12.50           PUT              68750p8rv        739    1,998   SH  PUT    Sole                  1998
PHSY PUT 1/17/04 30.00          PUT              69511t8mf      1,172    1,465   SH  PUT    Sole                  1465
PLMD PUT 3/22/03 25.00          PUT              7317388oe        748    4,155   SH  PUT    Sole                  4155
RIMM PUT 3/22/03 12.50          PUT              76097580v        442    3,049   SH  PUT    Sole                  3049
SKO PUT 6/21/03 12.50           PUT              8249118rv        531    2,125   SH  PUT    Sole                  2125
SLAB PUT 4/19/03 20.00          PUT              8269198pd        344      839   SH  PUT    Sole                   839
TOL PUT 1/17/04 20.00           PUT              88947r8md        307      750   SH  PUT    Sole                   750
TSS PUT 5/17/03 12.50           PUT              8919068qv        408    2,720   SH  PUT    Sole                  2720
REPORT SUMMARY                               103 DATA RECORDS 188,341         1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
